Consolidated Statement of Equity (CAD) In Thousands	Total	Goods and Services Exchanged for Equity Instrument	Common Shares	Common Shares Goods and Services Exchanged for Equity Instrument	Additional paid-in capital	Accumulated Deficit	Accumulated OCI	Non-controlling interests
Beginning Balance at Dec. 31, 2009	386,383		785,828		1,487	(352,220)	(48,712)
Dividends declared and distributions to non-controlling interests	(23,209)					(22,765)		(444)
Conversion and redemption of convertible debentures	4,585		4,568		17
Issuance of common shares		4,763		4,763
Stock compensation expense	108				108
Amounts received in connection with Highground transaction (note 3 (h))	170		170
Net earnings	18,394					17,950		444
Other comprehensive loss (income)	(51,133)						(51,133)
Ending Balance at Dec. 31, 2010	340,061		795,329		1,612	(357,035)	(99,845)
Dividends declared and distributions to non-controlling interests	(32,949)					(32,426)		(523)
Conversion and redemption of convertible debentures	59,158		59,973		(815)
Issuance of common shares	118,888		118,888
Stock compensation expense	728				728
Acquisition of Liberty Energy (California)	34,210							34,210
Amounts received in connection with Highground transaction (note 3 (h))	1,073		1,073
Net earnings	27,302					23,381		3,921
Other comprehensive loss (income)	4,224						3,335	889
Ending Balance at Dec. 31, 2011	552,695		975,263		1,525	(366,080)	(96,510)	38,497